Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Direct premiums and contract charges	$ 152,197	$ 156,130	$ 155,865
Total premiums and contract charges	93,725	98,651	97,150
Non-affiliate
Reinsurance [Line Items]
Assumed premiums and contract charges	849	889	955
Ceded premiums and contract charges	(23,417)	(26,863)	(28,873)
Affiliate
Reinsurance [Line Items]
Ceded premiums and contract charges	$ (35,904)	$ (31,505)	$ (30,797)